Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 21, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A of DWS Dreman International Value Fund and DWS International Fund, each a series of DWS International Fund, Inc. (Reg. Nos. 02-14400 and 811-00642); and

Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc. (Reg. Nos. 033-05724 and 811-04670) (DWS Dreman International Value Fund, DWS International Fund, and DWS Global Thematic Fund (collectively, the “Funds”); DWS International Fund, Inc. and DWS Global/International Fund, Inc. (together, the “Corporations”))

Ladies and Gentlemen:

On behalf of DWS Dreman International Value Fund and DWS International Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 125 to DWS International Fund, Inc.’s Registration Statement on Form N-1A.  In addition, on behalf of DWS Global Thematic Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 99 to DWS Global/International Fund, Inc.’s Registration Statement on Form N-1A (the above-described Post-Effective Amendments together, the “Amendments”).

The Amendments are being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940.  Pursuant to Rule 485(a)(1), the Corporations have designated on the facing sheets to their respective Registration Statements that the Amendments become effective sixty (60) days after filing (December 20, 2011).  No fees are required in connection with these filings.

The Amendments contain disclosure reflecting changes to the investment management process for DWS International Fund.

The Amendments have been electronically coded to show changes from the Funds’ respective Prospectuses and Statements of Additional Information filed with the Securities and Exchange Commission on November 30, 2010 in Post-Effective Amendment No. 122 to DWS International Fund, Inc’s. Registration Statement and in Post-Effective Amendment No. 91 to DWS Global/International Fund, Inc.’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray